STATEMENTS OF CASH FLOWS YEAR END (USD $)	12 Months Ended		184 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
OPERATING ACTIVITIES
Net loss	$ (4,218,278)	$ (2,615,046)	$ (29,834,790)
Adjustments to reconcile net loss to net cash used for operating activities:
Stock compensation expense			2,018,280
Depreciation and amortization	6,735	6,049	91,842
Purchase R&D - Clear Image			3,309,514
Expenses paid by third parties			57,134
Contribution of services by officer and employees			799,154
Services by officer and employees paid for with non-cash consideration	527,161		694,661
Compensation cost for option price reduction			50,000
Amortization debt discounts	(215,308)	(125,000)	(340,308)
Amortization of options and common stock issued for services			1,775,577
Allowance for doubtful accounts			50,900
Gain on extinguishment of debt			(10,398)
Write-off of Notes Receivable			14,636
Write-off of Notes Payable			(8,239)
Write-off of organizational costs			3,196
Write-off of zero value investments			785,418
Write-off of leasehold improvements and computer equipment			2,006
Compensation costs for stock options and warrants granted to non-employees	368,898		1,573,913
Adjustment for fair value of derivatives		(10,239)	(10,239)
SEC settlement Gifford Mabie	67,072		67,072
(Increase) decrease in prepaid expenses	(33,744)		(33,744)
(Increase) decrease in receivables from related parties	(1,600)	(25,205)	(95,706)
(Increase) decrease in goodwill			(23,276)
(Increase) decrease in other receivables	(311,000)	(274,361)	(761,938)
Increase (decrease) in accrued salaries and consulting	(126,225)	(215,224)	(147,397)
Increase (decrease) in accrued interest	63,347	51,323	205,847
Increase (decrease) in accounts payable and accrued liabilities	381,567	1,188,405	2,794,736
Total operating activities	(3,010,275)	(1,208,525)	(11,118,787)
INVESTING ACTIVITIES
Purchase of property and equipment	(340,321)	(782,375)	(1,229,423)
License and patents	(91,426)		(126,426)
Investment in Ives Health Company			(251,997)
Investment in The Health Club			(10,000)
Leasehold improvements	(39,600)		(39,600)
Total investing activities	(471,347)	(782,375)	(1,657,446)
FINANCING ACTIVITIES
Loans from shareholders		1,800	15,707
Repayment of loans from shareholders			(8,005)
Repayments of Promissory Notes			57,325
Common stock subscribed			546,500
Sale of preferred stock for cash:			(1,000)
Sale of common stock for cash:
From exercise of stock options and warrants	1,679,420	96,201	3,997,588
Less: Issue Costs			(102,318)
Common Stock issued for payment of debt	895,053	366,166	1,261,219
Convertible debentures issued for cash	262,661		617,661
Payment of exclusive license note payable			(100,000)
Beneficial conversion feature	94,624		94,624
Derivative liability	281,652		281,652
Treasury Stock	969	(969)
Total financing activities	3,416,949	1,993,189	12,978,644
Minority interest			(197,567)
Change in cash	(64,673)	2,289	4,844
Cash at beginning of period	69,517	67,228	0
Cash at end of period	4,844	69,517	4,844
Cash paid for interest and taxes during the period			57,571
Non-cash financing and investing activities:
Investment in Globe Joint Venture			(637,566)
Common stock subscriptions			69,800
Capitalized compensation cost for options granted	296,471		1,784,171
20 to 1 reverse stock split			138,188
Prior to Merger [Member]
Sale of common stock for cash:
To third-party investors			574,477
After Merger [Member]
Sale of common stock for cash:
To third-party investors	202,570	1,529,991	5,743,214
Common Stock [Member]
Adjustments to reconcile net loss to net cash used for operating activities:
Stock issued for services	481,100	810,773	5,583,362
Preferred Stock [Member]
Adjustments to reconcile net loss to net cash used for operating activities:
Stock issued for services			270,000
Common Stock Issued to Founders [Member]
Non-cash financing and investing activities:
Common stock issued			7,000
Merger with Cerro Mining Corporation [Member]
Non-cash financing and investing activities:
Common stock issued			300
Ives Merger [Member]
Non-cash financing and investing activities:
Common stock issued			346,262
Promissory Note [Member]
Non-cash financing and investing activities:
Common stock issued			676,500
Payment of Debt [Member]
Non-cash financing and investing activities:
Common stock issued			152,553
Convertible Debentures [Member]
Non-cash financing and investing activities:
Common stock issued	503,839		969,499
Embedded Derivative [Member]
Non-cash financing and investing activities:
Common stock issued	381,887		381,887
Service [Member]
Non-cash financing and investing activities:
Common stock issued	479,586		1,965,716
Payment of Ives Debt [Member]
Non-cash financing and investing activities:
Common stock issued			27,000
Clear Image Shareholders under Short Form Merger [Member]
Non-cash financing and investing activities:
Common stock issued			$ 12,208